Revenue from Contracts with Customers - Major Customers (Details) - Contract revenues - Customer concentration risk	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
BP
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	16.00%	3.00%	10.00%
Sonadrill
Revenue, Major Customer [Line Items]
Concentration risk percentage	23.00%	16.00%	20.00%	19.00%
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	16.00%	15.00%	17.00%	18.00%
Premiere
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	0.00%	11.00%	0.00%
Vår Energi
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	9.00%	9.00%	10.00%
LLOG
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	8.00%	10.00%	10.00%
Other
Revenue, Major Customer [Line Items]
Concentration risk percentage	29.00%	36.00%	30.00%	33.00%